DEBT (Details Narrative) - USD ($)										1 Months Ended							3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 23, 2023	Jan. 06, 2023	Apr. 15, 2022	Mar. 31, 2022	Feb. 22, 2022	Oct. 31, 2021	Oct. 22, 2021	Oct. 12, 2021	Aug. 01, 2021	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Line of Credit Facility [Line Items]
Revolving line of credit						$ 58,596																	$ 58,596
Interest expense																	$ 81,976		$ 37,994	$ 178,606	$ 159,697	198,450	404,915
Line of credit borrowing capacity						58,596																0	58,596
Debt interest percentage									5.00%
Common stock, convertible, conversion price, increase									$ 26.00
Shares issued			796						1,038,461
Conversion price														$ 0.25				$ 0.25
Convertible notes payable						800,000				$ 480,000							480,000			480,000		480,000	800,000
Unsecured note payable related party noncurrent						767,288				767,288							767,288			767,288		767,288	767,288
Restricted cash						750,000																	750,000
Convertible long term notes payable										$ 200,000							$ 200,000			$ 200,000		200,000
Proceeds from issuance of convertible notes																							3,000,000
Debt instrument, maturity date									Jul. 31, 2024
Shares issued, price per share										$ 0.75							$ 0.75			$ 0.75
Debt face amount										$ 200,000,000							$ 200,000,000			$ 200,000,000
Conversion price trigger																		0.75		$ 0.75
Exercise price										$ 16.25				$ 16.25			$ 16.25	$ 16.25		$ 16.25
Reverse stock split, description	1-for-26 reverse stock split																	1 to 26 reverse stock split
Warrant term										5 years				5 years			5 years	5 years		5 years
Debt percent										200.00%							200.00%			200.00%
Inception of the stock settled debt											$ 175,000		$ 262,533	$ 135,000						$ 135,000
Accretion expense																				21,143			193,932
January Two Thousand Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Accrued										$ 18,074							$ 18,074			$ 18,074		0
Debt net discount														73,213				$ 73,213
Beneficial conversion feature														135,000
Debt discount														208,213				208,213
Effective interest rate										13.00%							13.00%			13.00%
Accretion expense																	$ 2,784			$ 6,052
Fair value of the warrant liability																	5,871			6,057
Interest expense, debt																	8,167			18,074
March Two Thousand Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Accrued										$ 21,432							21,432			21,432		0
Debt net discount										568,574							568,574			568,574
Beneficial conversion feature																				262,533
Debt discount										$ 831,108							$ 831,108			$ 831,108
Effective interest rate										44.60%							44.60%			44.60%
Accretion expense																	$ 9,073			$ 12,083
Fair value of the warrant liability																	45,667			46,187
Interest expense, debt																	15,880			21,432
June Two Thousand Twenty Three Notes [Member]
Line of Credit Facility [Line Items]
Accrued										$ 4,964							4,964			4,964		0
Debt net discount										354,810							354,810			354,810
Beneficial conversion feature																				175,000
Debt discount										$ 529,810							$ 529,810			$ 529,810
Effective interest rate										39.50%							39.50%			39.50%
Accretion expense																				$ 3,007
Fair value of the warrant liability																				6,596
Interest expense, debt																	$ 4,964			4,964
January Two Thousand Twenty Three Notes And January Two Thousand Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Beneficial conversion feature														135,000
Warrant liability														73,213				73,213
Debt discount														208,213				208,213
March Two Thousand Twenty Three Notes And March Two Thousand Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Beneficial conversion feature													262,533
Warrant liability													568,574
Debt discount													831,108
June Two Thousand Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Beneficial conversion feature											175,000
Warrant liability											354,180
Debt discount											529,810
January Two Thousand Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Debt net discount														$ 73,213				$ 73,213
March Two Thousand Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Warrant liability													568,574
June Two Thousand Twenty Three Warrants [Member]
Line of Credit Facility [Line Items]
Warrant liability											354,810
Escrow Agreement [Member]
Line of Credit Facility [Line Items]
Restricted cash						$ 750,000																	750,000
Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of convertible notes																				5,000,000
Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Shares issued			11,944
Series A Preferred Stock [Member]
Line of Credit Facility [Line Items]
Conversion amount							$ 200,000
Shares issued				569,463
Debt conversion, converted instrument, shares issued							4
Shares issued, price per share				$ 6.50
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Shares issued						3,459
Fitore Inc [Member]
Line of Credit Facility [Line Items]
Interest expense																	6,050		6,050	17,951	25,227
Proceeds from Unsecured Notes Payable									$ 1,000,000
Debt interest percentage									5.00%
Common stock, convertible, conversion price, increase									$ 26.00
Debt instrument, maturity date									Jul. 31, 2024
Interest expense, debt																						31,276	12,219
Unsecured 6% Note Payable Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense																	11,604		11,604	34,433	34,433	$ 46,038	46,038
Unsecured debt																								$ 767,288
Bears simple interest percentage																						6.00%
Accrued interest						$ 46,038																$ 92,076	46,038
Accrued										$ 126,509							126,509			126,509		92,076
Unsecured 4% Note Payable Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense																	12,320		12,320	36,558	36,558	$ 48,878	48,878
Unsecured debt																								$ 1,221,958
Bears simple interest percentage																						4.00%
Accrued interest						48,878																$ 97,756	48,878
Accrued										134,314							134,314			134,314		97,756
2021 Series Convertible Note Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense																						31,276	12,219
Accrued interest			$ 704			9,973																29,983	9,973
Debt interest percentage									5.00%
Common stock, convertible, conversion price, increase									$ 26.00
Conversion amount			$ 20,000
Shares issued			796
Conversion price			$ 26.00
Convertible notes payable						800,000																480,000	800,000
2021 Series Convertible Note Related Party Debt [Member] | Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Accrued interest			$ 10,562
Conversion amount			$ 300,000
Shares issued			11,944
Conversion price			$ 26.00
2021 Series Convertible Note Related Party Debt [Member] | Series A Preferred Stock [Member]
Line of Credit Facility [Line Items]
Conversion amount							$ 200,000
Convertible Preferred Stock, Shares Issued upon Conversion							8,000
2021 Series Convertible Note Related Party Debt [Member] | Fitore Inc [Member]
Line of Credit Facility [Line Items]
Proceeds from Unsecured Notes Payable									$ 1,000,000
Senior Secured Convertible Note Payable [Member]
Line of Credit Facility [Line Items]
Interest expense																	0		$ 0	0	$ 46,849	46,849	7,808
Accrued interest					$ 17,158	7,808																0	7,808
Proceeds from Unsecured Notes Payable								$ 3,000,000
Debt interest percentage								5.00%
Conversion price					$ 26.00			$ 26.00
Unsecured note payable related party noncurrent								$ 10,000,000
Debt conversion, converted instrument, shares issued					142,788
Debt Securities, Realized Gain (Loss)					$ 695,342
Convertible long term notes payable						3,000,000				0							0			0		0	3,000,000
Accrued										0							0			0		0
2022 Series Convertible Notes [Member]
Line of Credit Facility [Line Items]
Interest expense																						3,205	0
Accrued interest						$ 0																3,205	0
Debt interest percentage															5.00%	5.00%			5.00%		5.00%
Convertible notes payable															$ 5,000,000	$ 5,000,000			$ 5,000,000		$ 5,000,000
Proceeds from issuance of convertible notes															$ 200,000	$ 200,000
Two Thousand Twenty One Series Convertible Note Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense																	6,050		6,049	17,951	25,227
Convertible notes payable										480,000							480,000			$ 480,000		480,000
Debt instrument, maturity date																				Jul. 31, 2024
Accrued interest																				$ 47,934		29,983
Two Thousand Twenty Two Series Convertible Notes [Member]
Line of Credit Facility [Line Items]
Interest expense																	2,521		$ 685	7,480	$ 685
Accrued										10,685							$ 10,685			$ 10,685		3,205
Two Thousand Twenty Three Series Convertible Notes Stock Settled [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of convertible notes		$ 405,000								$ 525,000	$ 525,000	$ 787,600	$ 787,600
Debt instrument, convertible, threshold percentage of stock price trigger		8.00%								8.00%	8.00%	8.00%
2023 Series Convertible Notes Stock Settled [Member]
Line of Credit Facility [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger													8.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving line of credit																						60,000
Interest expense																						$ 1,649	$ 376